As filed with the Securities and Exchange Commission on February 24, 2017

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 80	☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☒                                  on February 28, 2017 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒               This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 78 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 80 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Aberdeen Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 28, 2017, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 77 on December 29, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 78 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 78 to this registration statement under Rule 485(b)(1)(iii) under the Securities Act and it has duly caused this Post-Effective Amendment No. 78 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 24th day of February, 2017.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bev Hendry(1)	President and Chief Executive Officer	February 24, 2017
Bev Hendry

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer And Principal Accounting Officer	February 24, 2017
Andrea Melia

/s/ P. Gerald Malone(1)	Chairman of the Board	February 24, 2017
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	February 24, 2017
Richard H. McCoy

/s/ Peter D. Sacks(1)	Trustee	February 24, 2017
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	February 24, 2017
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	February 24, 2017
Warren C. Smith

/s/ Neville Miles(1)	Trustee	February 24, 2017
Neville Miles

/s/ Rahn K. Porter(1)	Trustee	February 24, 2017
Rahn K. Porter

/s/ Steven N. Rappaport(1)	Trustee	February 24, 2017
Steven N. Rappaport

/s/ Martin Gilbert(1)	Trustee	February 24, 2017
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)         Pursuant to a power of attorney incorporated herein by reference.